PRUDENTIAL’S GIBRALTAR FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

May 2, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Prudential’s Gibraltar Fund, Inc.
Registration Numbers: 002-32685
811-01660

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 28, 2006.

If you have any questions concerning this filing, please contact Jonathan D. Shain at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary